STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2011
STOCKHOLDERS' EQUITY
NOTE 12 – STOCKHOLDERS’ EQUITY

In accordance with the Share Exchange Transaction, the original shareholders of GTH and their designees were entitled to receive, on an all or none basis per year, an aggregate of 11 million ordinary shares of Hollysys (2 million shares each year for the first four years and 3 million shares for the fifth year), if the Company’s profit for any respective twelve months period ending December 31, 2007 to 2011 exceeds certain profit targets (the “Future Annual Incentive Share Plan”).

During the years ended June 30, 2008 and 2009, the Company determined that the after-tax profit (in terms of comprehensive income concept) target for the 12-months ended December 31, 2007 and 2008 was met respectively. Accordingly, 4 million incentive shares were issued on July 25, 2009.

On June 15, 2009, the Company agreed to immediately issue 4 million ordinary shares to the original shareholders of GTH and their designees for the cancellation of the Future Annual Incentive Share Plan for the 12-month periods ending December 31, 2009, 2010 and 2011. In accordance with ASC Topic 718 Compensation - Stock Compensation, the modification of the incentive stock compensation resulted in an incremental incentive stock compensation of $22 million, which was charged to the consolidated statement of operations for the year ended June 30, 2009. These incentives shares were issued on February 29, 2010.

On July 1, 2009, Hollysys S&T acquired a 1.78% equity interest of Beijing Hollysys from the non-controlling interest holder, for  cash consideration of RMB 18 million (equivalent to $2,638,793).

On December 23, 2009, the Company entered into the Share Purchase Agreement with the non-controlling interest holder, Unionway Resources Limited, to acquire a 24.11% equity interest of Beijing Hollysys, by issuing 4,413,948 ordinary shares of the Company with a fair value of $53,011,515 and a cash payment of RMB 67.63 million (equivalent to $9,936,203). The 4,413,948 shares were issued on March 16, 2010.

According to ASC Topic 810-10 Consolidation, these non-controlling interest acquisitions were recognized as equity transactions, and the difference between the consideration paid and the carrying amount of the 1.78% and 24.11% equity interest in Beijing Hollysys amounted approximately to $1,414,108, and $44,586,023 was recognized as additional paid in capital during the year ended June 30, 2010.

In April 2010, the holders of the Unit Purchase Option (“UPO”) exercised 250,000 of the UPO on a cashless basis, and 92,567 ordinary shares were issued to the UPO holders on June 3, 2010. As of June 30, 2010 and 2011, none of the UPO was outstanding.